T. ROWE PRICE Financial Services Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.5%
BANKS 27.6%
Money Center Banks 16.6%
Bank of America  1,692,300 64,172
Citigroup  973,100 61,539
JPMorgan Chase  221,300 44,326
Wells Fargo  1,121,941 65,028
235,065
Non-U.S. Banks 0.6%
BAWAG Group (EUR)  91,263 5,776
ING Groep (EUR)  216,425 3,563
9,339
Regional Banks 10.4%
East West Bancorp  310,700 24,579
Fifth Third Bancorp  556,889 20,722
Five Star Bancorp  30,313 682
Huntington Bancshares  1,129,540 15,757
M&T Bank  52,700 7,665
Popular  247,026 21,760
Regions Financial  603,700 12,702
Synovus Financial  142,500 5,709
U.S. Bancorp  378,600 16,923
Western Alliance Bancorp  323,361 20,757
147,256
Total Banks 391,660
CAPITAL MARKETS 25.6%
Asset Managers 8.7%
Affiliated Managers Group  38,100 6,381
Ameriprise Financial  73,600 32,269
Apollo Global Management  110,100 12,381
Barings BDC (1) 590,342 5,490
Blackstone Secured Lending Fund (1) 116,300 3,623
Invesco  858,000 14,234
Julius Baer Group (CHF)  170,289 9,877
KKR  131,200 13,196
Main Street Capital (1) 86,075 4,072
Trinity Capital (1) 277,124 4,068
Virtus Investment Partners  48,300 11,977
WisdomTree  546,100 5,019
122,587

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Capital Markets 1.4%
London Stock Exchange Group (GBP)  163,217 19,529
19,529
Exchanges 2.9%
Cboe Global Markets  149,006 27,377
CME Group  29,854 6,427
Intercontinental Exchange  50,081 6,883
40,687
Security Brokers & Dealers 9.8%
Charles Schwab  701,637 50,757
Goldman Sachs Group  16,900 7,059
LPL Financial Holdings  122,000 32,232
Morgan Stanley  105,713 9,954
Raymond James Financial  217,550 27,938
StepStone Group, Class A  303,200 10,836
138,776
Trust Banks 2.8%
Bank of New York Mellon  483,800 27,876
State Street  151,275 11,697
39,573
Total Capital Markets 361,152
FINANCE 12.1%
Consumer Finance 5.1%
American Express  37,800 8,607
Capital One Financial  305,800 45,530
Discover Financial Services  41,000 5,375
NerdWallet, Class A (2) 167,000 2,455
OneMain Holdings  15,300 782
SLM  418,000 9,108
71,857
Diversified Financials 3.7%
Corpay (2) 31,300 9,657
Fiserv (2) 91,600 14,640
Mastercard, Class A  19,582 9,430
OTP Bank (HUF)  65,498 3,015
Visa, Class A  55,638 15,527
52,269
Thrifts & Mortgage Finance 3.3%
First American Financial  157,407 9,610
New York Community Bancorp, Warrants, 3/7/31, Acquisition
Date: 3/7/24, Cost $— (2)(3) 622 1,379
PennyMac Financial Services  90,724 8,264

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Webster Financial  453,117 23,005
WSFS Financial  105,100 4,744
47,002
Total Finance 171,128
INSURANCE 28.2%
Insurance 2.1%
Arch Capital Group (2) 141,234 13,056
AXA (EUR)  321,526 12,075
Essent Group  71,900 4,279
29,410
Insurance Agents - Brokers & Services 3.3%
Arthur J Gallagher  26,641 6,661
Marsh & McLennan  179,896 37,055
Willis Towers Watson  12,600 3,465
47,181
Life Insurance 7.5%
Corebridge Financial  1,090,188 31,321
Equitable Holdings  409,950 15,582
MetLife  315,355 23,371
Reinsurance Group of America  88,931 17,153
Voya Financial  246,519 18,223
105,650
Property & Casualty Insurance 15.3%
Allstate  86,200 14,913
American Financial Group  43,300 5,910
American International Group  263,156 20,571
Axis Capital Holdings  174,277 11,331
Chubb  246,600 63,901
Everest Group  10,800 4,293
Hartford Financial Services Group  448,673 46,236
Hiscox (GBP)  191,365 2,998
Palomar Holdings (2) 24,391 2,045
Progressive  28,700 5,936
RenaissanceRe Holdings  72,417 17,020
Travelers  96,145 22,127
217,281
Total Insurance 399,522

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS 1.0%
Other 1.0%
Global Payments  104,700 13,994
Total Miscellaneous 13,994
Total Miscellaneous Common Stocks  1.0% (4) 15,253
Total Common Stocks (Cost $894,452) 1,352,709
CONVERTIBLE PREFERRED STOCKS 0.4%
CAPITAL MARKETS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (2)(3)(5)(6) 712 280
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (2)(3)(5)(6) 712 279
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (2)(3)(5)(6) 961 377
Total Capital Markets 936
FINANCE 0.2%
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp PIPE, Series C, Acquisition Date:
3/7/24, Cost $2,074 (2)(3) 1,037 3,172
Total Finance 3,172
INSURANCE 0.1%
Property & Casualty Insurance 0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (2)(3)(5) 133,551 1,296
Total Insurance 1,296
Total Convertible Preferred Stocks (Cost $5,688) 5,404
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 53,508,886 53,509
Total Short-Term Investments (Cost $53,509) 53,509

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 650,416 650
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 650
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 7,357,861 7,358
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,358
Total Securities Lending Collateral (Cost $8,008) 8,008
Total Investments in Securities 100.3%
(Cost $961,657) $ 1,419,630
Other Assets Less Liabilities (0.3)% (4,727)
Net Assets 100.0% $ 1,414,903

T. ROWE PRICE Financial Services Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$6,783 and represents 0.5% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Level 3 in fair value hierarchy.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Seven-day yield
(8) Affiliated Companies
CHF Swiss Franc
EUR Euro
GBP British Pound
HUF Hungarian Forint
PIPE Private Investment in Public Equity

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 613++
Totals $ —# $ — $ 613+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 46,865  ¤  ¤ $ 61,517
Total $ 61,517^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $613 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $61,517.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Financial Services Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Financial Services Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,291,906 $ 60,803 $ — $ 1,352,709
Convertible Preferred Stocks — 3,172 2,232 5,404
Short-Term Investments 53,509 — — 53,509
Securities Lending Collateral 8,008 — — 8,008
Total $ 1,353,423 $ 63,975 $ 2,232 $ 1,419,630

T. ROWE PRICE Financial Services Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F117-054Q1 03/24